Revenues, Key product revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue [Abstract]
Sales and other operating revenues	$ 50,451	$ 46,173	$ 27,753
Olefins & co-products [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	4,782	5,008	2,432
Polyethylene [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	9,694	10,219	5,914
Polypropylene [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	7,458	8,892	5,118
Propylene oxide and derivatives [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	3,097	2,885	1,714
Oxyfuels and related products [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	5,482	3,587	2,278
Intermediate chemicals [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	4,012	3,415	2,080
Compounding and solutions [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	4,197	4,150	3,238
Refined products [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	10,975	7,178	4,346
Other [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	$ 754	$ 839	$ 633